SHARE-BASED COMPENSATION - Number and Movement of Potential Shares (Details)	6 Months Ended
Jun. 30, 2020 shares
Performance Share Units (PSUs)
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	2,519,294
Potential Shares, Granted (in shares)	1,049,839
Potential Shares, Vested (in shares)	0
Potential Shares, Forfeited (in shares)	(46,306)
Potential Shares, Ending balance (in shares)	3,522,827
Percentage of vesting multiplier	100.00%
Performance based shares forfeited upon departure of certain beneficiaries (in shares)	46,306
Performance based shares forfeited upon non-fulfillment of performance conditions (in shares)	0
Restricted Stock Units (RSUs)
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	2,066,503
Potential Shares, Granted (in shares)	910,047
Potential Shares, Vested (in shares)	(8,000)
Potential Shares, Forfeited (in shares)	(50,931)
Potential Shares, Ending balance (in shares)	2,917,619
Equity Award Plans
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	79,526
Potential Shares, Granted (in shares)	0
Potential Shares, Vested (in shares)	(46,614)
Potential Shares, Forfeited (in shares)	0
Potential Shares, Ending balance (in shares)	32,912
Total Potential Shares
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	4,665,323
Potential Shares, Granted (in shares)	1,959,886
Potential Shares, Vested (in shares)	(54,614)
Potential Shares, Forfeited (in shares)	(97,237)
Potential Shares, Ending balance (in shares)	6,473,358